Fair Value Measurement	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement

16. FAIR VALUE MEASUREMENT

Fair Value of Financial Instruments

The following table sets forth financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2015 and 2016:

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$322,052	$—	$322,052	$—
Short-term investments	233,491	—	233,491	—
Foreign exchange forward contracts	3,040	—	3,040	—

Total	$558,583	$—	$558,583	$—

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$469,703	$—	$469,703	$—
Restricted time deposits	354,739	—	354,739	—
Short-term investments	174,515	—	174,515	—

Total	$998,957	$—	$998,957	$—

Cash equivalents

The Company’s cash equivalents mainly consist of time deposits and highly-liquid investments that have original maturities of three months or less. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally there are no quoted prices in active markets for identical cash equivalents at the reporting date. In order to determine the fair value, the Company must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Restricted time deposits

Restricted time deposits are valued based on the prevailing interest rates in the market using the discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Short-term investments

To estimate the fair value of investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

As of December 31, 2015 and 2016, the Company’s investments in financial instruments were approximately $174.5 million and $233.5 million, respectively. The financial instruments are issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets. Since the maturity dates of these financial instruments are within one year, the investments are classified as short-term investments. For the years ended December 31, 2014, 2015 and 2016, the Company recorded gains resulting from changes in the fair values of short-term investments in the line item “other income, net” in the consolidated statements of comprehensive income of $3.1 million, $9.4 million and $9.3 million, respectively.

Foreign exchange forward contracts

The Company estimated the fair values of foreign exchange forward contracts using the Black-Scholes model. The fair values of the forward contracts were estimated based on quoted forward exchange prices at the reporting date. The Group classifies the fair value measurement of the forward contracts based on such inputs as Level 2 of fair value measurements.

In September 2016, the Company entered into foreign exchange forward contracts with banks in an aggregate nominal amount of $100 million. The Company entered into such foreign exchange forward contracts in compliance with the Company’s risk management policy for the purpose of eliminating the negative impact on earnings and equity resulting from fluctuations in the exchange rate between the U.S. dollar and the RMB. There was no cash collateral or settlement under the forward contracts as of December 31, 2016. For the years ended December 31, 2016, the Company recorded gains resulting from changes in the fair values of forward contracts of $3.0 million in the consolidated statements of comprehensive income.

Investments in debt securities

Investments in securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains or losses recorded in other comprehensive income or losses in the consolidated balance sheets. Realized gains or losses are included in the consolidated statements of comprehensive income during the period in which the gain or loss is realized. Investment in debt securities represents a foreign game developer’s convertible note, which the Company purchased on July 2014. The Company sold the convertible note back to the issuer during 2015. For the years ended December 31, 2014, 2015 and 2016, the Company recorded in the consolidated statements of comprehensive income changes in the fair value of an investment in debt securities classified as available-for-sale securities of $18,000, negative $1.5 million and nil, respectively.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Short-term accounts payable, receipts in advance and deferred revenue, short-term bank loans and other short term liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The rates of interest under loan agreements with lending banks were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. The Company estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Other non-current assets and long-term payables

Other non-current assets are financial assets, and long-term accounts payable are financial liabilities, with carrying values that approximate fair value because the change in fair value, after considering the discount rate, is immaterial. The rates of interest under the Company’s loan agreements with lending banks were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of bank loans. The Company estimated fair values of other non-current assets and long-term account payable using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Assets and Liabilities Held for Sale

In 2016, the Company’s Board of Directors approved the disposal of the 51% equity interest in MoboTap held by the Company. As of December 31, 2016, the Company was negotiating with a potential buyer on the terms of the disposal. Accordingly, the assets and liabilities attributable to MoboTap are classified as assets and liabilities held for sale and measured at the lower of their carrying amounts or their fair value, less cost to sell, in the Company’s consolidated balance sheet as of December 31, 2016. See Note. 10 Assets and Liabilities Held for Sale.

Assets Measured at Fair Value on a Nonrecurring Basis

The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2016 (in thousands):

		Fair value measurements at reporting date using
Items	As of ;December 31, ;2016	Quoted Prices ;in Active Markets ;for Identical Assets ;(Level 1)	Significant Other ;Observable ;Inputs ;(Level 2)	Significant ;Unobservable ;Inputs ;(Level 3)	Total ;Losses
Intangible assets, net	$12,335	$—	$—	$12,335	$448
Goodwill	26,502	—	—	26,502	—

	$38,837	$—	$—	$38,837	$448

		Fair value measurements at reporting date using
Items	As of ;December 31, ;2015	Quoted Prices ;in Active Markets ;for Identical Assets ;(Level 1)	Significant Other ;Observable ;Inputs ;(Level 2)	Significant ;Unobservable ;Inputs ;(Level 3)	Total ;Losses
Intangible assets, net	$25,139	$—	$—	$25,139	$19,947
Goodwill	111,082	—	—	111,082	31,445

	$136,221	$—	$—	$136,221	$51,392

Intangible Assets

Intangible assets mainly comprise operating rights for licensed games, computer software, developed technologies, trademarks, domain names and cinema advertising slot rights. See Note 12 — Intangible Assets, Net.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired as a result of the Group’s acquisitions of the interests in its subsidiaries and consolidated VIEs. See Note 14 — Goodwill.